Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - June | FT Vest U.S. Equity Deep Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	17.54%	(6.33%)	6.43%